Financial Instruments - Schedule of Interest Payable and Interest Payments (Details) $ in Thousands	Sep. 30, 2026 CAD ($)
Satellite performance incentive payments [Member]
Schedule of Interest Payable and Interest Payments [Line Items]
Interest payable	$ 23
Interest payments	1,702
Indebtedness [Member]
Schedule of Interest Payable and Interest Payments [Line Items]
Interest payable	35,231
Interest payments	$ 1,113,368